Accounts Receivable - Summary of Impact on Credit Risk Due to COVID 19 (Parenthetical) (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Accounts Receivable Noncurrent Past Due [Line Items]
Accounts receivable	[1]	₨ 5,362	$ 73.3	₨ 4,702
Assets Held for Sale [Member] | Receivables of Rooftop Business [Member]
Accounts Receivable Noncurrent Past Due [Line Items]
Accounts receivable		₨ 162	$ 2.2

[1]	Includes INR 1,394 million and INR 1,558 million (US$ 21.3 million) of unbilled receivables for the year ended March 31, 2020 and 2021, respectively.